Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,429,000)	$ (5,555,000)
Adjustments for:
Stock-based compensation	1,708,000	1,043,000
Depreciation	6,000	4,000
Amortization and others	121,000	136,000
Changes in non-cash operating balances:
Accounts receivable and other receivables	5,000	3,000
Inventory	0	(10,000)
Prepaid expenses and other current asset	143,000	(22,000)
Accounts payable and accrued liabilities	(125,000)	68,000
Net cash used in operating activities	(4,571,000)	(4,333,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,000)	0
Net cash flows used in investing activities	(2,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital	7,283,000	0
Repayment of operating lease and financing obligation	(120,000)	(139,000)
Net cash flows used in financing activities	7,163,000	(139,000)
Net decrease in cash and cash equivalents	2,590,000	(4,472,000)
CASH AT BANK
Beginning of the period	3,611,000	5,239,000
End of the period	6,201,000	767,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 144,000